RETIREMENT BENEFIT OBLIGATIONS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) country item	Dec. 31, 2016 USD ($)
Disclosure of defined benefit plans [line items]
Funded	$ (16)	$ 83
Unfunded	69	164
Amount recognised on the balance sheet – liability	131	164
Amount recognised on the balance sheet – asset	$ (62)
Pension plans
Disclosure of defined benefit plans [line items]
Number of countries | country	16
Number of major defined benefit plans | item	2
Pension plans | Minimium
Disclosure of defined benefit plans [line items]
Retirement benefits as a percentage of final salary	1.30%
Minimum funding requirement period	7 years
Pension plans | Maximum
Disclosure of defined benefit plans [line items]
Retirement benefits as a percentage of final salary	66.70%
UK Plan
Disclosure of defined benefit plans [line items]
Funded	$ (53)	4
US Plan
Disclosure of defined benefit plans [line items]
Funded	(9)	27
Other Plans
Disclosure of defined benefit plans [line items]
Funded	46	52
Unfunded	60	55
Retirement Healthcare
Disclosure of defined benefit plans [line items]
Unfunded	$ 25	$ 26